UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02319

Fort Dearborn Income Securities, Inc.

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Tammie Lee, Esq.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, NY 10019

(Name and address of agent for service)

Copy to:

Bruce G. Leto, Esq.

Stradley Ronon Stevens & Young LLP

2600 One Commerce Square

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments

Fort Dearborn Income Securities, Inc.

Industry diversification (unaudited)

As a percentage of net assets

as of December 31, 2014

Bonds
Corporate bonds
Automobiles	1.66%
Banks	22.88
Capital markets	3.34
Chemicals	3.33
Commercial services & supplies	0.70
Communications equipment	0.41
Construction materials	0.69
Consumer finance	1.01
Diversified financial services	3.51
Diversified telecommunication services	1.57
Electric utilities	0.85
Electronic equipment, instruments & components	0.22
Energy equipment & services	0.90
Food & staples retailing	0.62
Gas utilities	0.60
Hotels, restaurants & leisure	1.19
Insurance	6.62
Internet & catalog retail	0.22
IT services	0.44
Leisure products	0.18
Life sciences tools & services	0.11
Machinery	1.50
Media	3.61
Metals & mining	3.86
Oil, gas & consumable fuels	10.89
Paper & forest products	1.25
Pharmaceuticals	0.09
Real estate investment trust (REIT)	0.70
Technology hardware, storage & peripherals	1.04
Tobacco	2.94
Trading companies & distributors	1.41
Wireless telecommunication services	0.50

Total corporate bonds	78.84%
Asset-backed securities	0.47
Collateralized debt obligations	3.94
Commercial mortgage-backed securities	6.95
Mortgage & agency debt securities	1.93
Residential mortgage-backed securities	0.52
Municipal bonds	2.69
US government obligation	1.67
Non-US government obligation	0.91

Total bonds	97.92%
Common stock	0.04
Preferred stocks	0.10
Short-term investment	0.24

Total investments	98.30%
Cash and other assets, less liabilities	1.70

Net assets	100.00%

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2014 (unaudited)

	Face amount	Value
Bonds: 97.92%
Corporate bonds: 78.84%
Brazil: 4.23%
Banco do Brasil SA,
9.000%, due 06/18/24[1,2,3]	$585,000	$541,125
Caixa Economica Federal,
2.375%, due 11/06/17[1]	1,400,000	1,316,000
Petrobras Global Finance BV,
6.250%, due 03/17/24	400,000	379,320
Petrobras International Finance Co.,
5.375%, due 01/27/21	1,130,000	1,044,685
6.875%, due 01/20/40	1,275,000	1,183,200
Vale Overseas Ltd.,
4.375%, due 01/11/22	1,465,000	1,397,170

Total Brazil corporate bonds		5,861,500

Canada: 1.66%
Encana Corp.,
6.625%, due 08/15/37	250,000	272,266
NOVA Chemicals Corp.,
5.000%, due 05/01/25[1]	210,000	208,425
5.250%, due 08/01/23[1]	510,000	515,100
Teck Resources Ltd.,
6.250%, due 07/15/41	875,000	806,627
Yamana Gold, Inc.,
4.950%, due 07/15/24	510,000	497,748

Total Canada corporate bonds		2,300,166

Cayman Islands: 1.43%
Seagate HDD Cayman,
3.750%, due 11/15/18[1]	1,050,000	1,077,562
5.750%, due 12/01/34[1]	350,000	369,122
Transocean, Inc.,
7.500%, due 04/15/31	575,000	530,595

Total Cayman Islands corporate bonds		1,977,279

China: 0.20%
China Oil & Gas Group Ltd.,
5.250%, due 04/25/18[1]	280,000	273,700

Colombia: 0.16%
Ecopetrol SA,
4.125%, due 01/16/25	230,000	218,500

France: 0.63%
Orange SA,
9.000%, due 03/01/31	575,000	877,095

Germany: 0.76%
Unitymedia KabelBW GmbH,
6.125%, due 01/15/25[1]	1,020,000	1,053,150

Indonesia: 0.34%
Pertamina Persero PT,
6.450%, due 05/30/44[1]	450,000	465,750

Israel: 0.09%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21	125,000	128,090

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2014 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Luxembourg: 0.64%
Intelsat Jackson Holdings SA,
7.500%, due 04/01/21		$500,000	$535,000
Telecom Italia Capital SA,
6.375%, due 11/15/33		350,000	358,750

Total Luxembourg corporate bonds			893,750

Malaysia: 0.30%
SSG Resources Ltd.,
4.250%, due 10/04/22[4]		410,000	421,468

Mexico: 2.93%
America Movil SAB de CV,
5.000%, due 03/30/20		625,000	690,000
Cemex SAB de CV,
5.700%, due 01/11/25[1]		1,000,000	955,000
Petroleos Mexicanos,
3.500%, due 01/30/23		1,450,000	1,384,750
6.375%, due 01/23/45		500,000	562,500
6.500%, due 06/02/41		410,000	469,450

Total Mexico corporate bonds			4,061,700

Netherlands: 2.86%
Basell Finance Co. BV,
8.100%, due 03/15/27[1]		1,425,000	1,909,593
EDP Finance BV,
4.900%, due 10/01/19[1]		1,000,000	1,040,820
6.000%, due 02/02/18[1]		350,000	378,791
Generali Finance BV,
6.214%, due 06/16/16[2,3]	GBP	100,000	158,587
LYB International Finance BV,
4.875%, due 03/15/44		$470,000	483,520

Total Netherlands corporate bonds			3,971,311

Norway: 1.62%
Eksportfinans ASA,
5.500%, due 05/25/16		620,000	647,807
5.500%, due 06/26/17		1,500,000	1,598,415

Total Norway corporate bonds			2,246,222

Sweden: 0.96%
Nordea Bank AB,
4.875%, due 05/13/21[1]		1,230,000	1,332,542

United Kingdom: 5.21%
Barclays Bank PLC,
5.140%, due 10/14/20		1,110,000	1,193,793
6.050%, due 12/04/17[1]		900,000	989,921
Lloyds Bank PLC,
6.500%, due 09/14/20[1]		2,300,000	2,665,058
Royal Bank of Scotland Group PLC,
5.125%, due 05/28/24		450,000	457,736
6.100%, due 06/10/23		1,760,000	1,908,887

Total United Kingdom corporate bonds			7,215,395

United States: 54.82%
21st Century Fox America, Inc.,
7.750%, due 12/01/45		350,000	526,506
ADT Corp.,
3.500%, due 07/15/22		1,140,000	971,850

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2014 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
AEP Texas Central Co.,
Series E,
6.650%, due 02/15/33	$495,000	$652,520
Allstate Corp.,
5.750%, due 08/15/53[2]	1,000,000	1,053,750
Altria Group, Inc.,
5.375%, due 01/31/44	850,000	967,570
9.950%, due 11/10/38	750,000	1,282,990
Anadarko Holding Co.,
7.500%, due 10/15/26	1,354,000	1,673,036
AT&T, Inc.,
4.300%, due 12/15/42	26,000	24,719
AXA Financial, Inc.,
7.000%, due 04/01/28	165,000	207,226
Bank of America Corp.,
6.110%, due 01/29/37	2,000,000	2,361,508
7.750%, due 05/14/38	1,000,000	1,412,304
Barrick North America Finance LLC,
5.750%, due 05/01/43	1,450,000	1,438,732
Boston Properties LP, REIT,
3.800%, due 02/01/24	430,000	441,898
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17	1,500,000	1,650,000
Caterpillar, Inc.,
4.300%, due 05/15/44	400,000	427,151
CenturyLink, Inc.,
Series P,
7.600%, due 09/15/39	200,000	198,000
CF Industries, Inc.,
4.950%, due 06/01/43	1,500,000	1,495,266
Citigroup, Inc.,
Series D,
5.350%, due 05/15/23[2,3]	2,130,000	1,964,925
6.300%, due 05/15/24[2,3]	400,000	394,000
8.125%, due 07/15/39	1,435,000	2,196,890
DISH DBS Corp.,
7.875%, due 09/01/19	1,300,000	1,475,500
Energy Transfer Partners LP,
5.950%, due 10/01/43	750,000	822,599
9.000%, due 04/15/19	900,000	1,104,595
ERP Operating LP, REIT,
4.750%, due 07/15/20	485,000	532,835
Fidelity National Financial, Inc.,
5.500%, due 09/01/22	700,000	762,631
FirstEnergy Transmission LLC,
5.450%, due 07/15/44[1]	300,000	323,360
Flextronics International Ltd.,
5.000%, due 02/15/23	300,000	303,153
Ford Motor Co.,
7.450%, due 07/16/31	1,700,000	2,307,911
Freeport-McMoRan, Inc.,
3.550%, due 03/01/22	200,000	189,022
General Electric Capital Corp.,
Series C,
5.250%, due 06/15/23[2,3]	2,650,000	2,652,483

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2014 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
General Motors Financial Co., Inc.,
3.000%, due 09/25/17	$500,000	$505,640
4.750%, due 08/15/17	850,000	896,410
Georgia-Pacific LLC,
8.000%, due 01/15/24	1,300,000	1,728,074
Goldman Sachs Group, Inc.,
5.750%, due 01/24/22	1,355,000	1,567,446
6.750%, due 10/01/37	570,000	716,704
Harris Corp.,
6.375%, due 06/15/19	200,000	228,182
Hasbro, Inc.,
6.350%, due 03/15/40	200,000	244,828
HSBC Bank USA NA,
4.875%, due 08/24/20	250,000	275,947
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	1,750,000	1,960,000
JPMorgan Chase & Co.,
3.375%, due 05/01/23	360,000	356,153
Series 1,
7.900%, due 04/30/18[2,3]	4,600,000	4,950,980
Kinder Morgan Energy Partners LP,
5.625%, due 09/01/41	700,000	697,016
5.800%, due 03/15/35	710,000	754,029
6.500%, due 09/01/39	75,000	83,467
Kinder Morgan, Inc.,
6.500%, due 09/15/20	300,000	339,447
7.250%, due 06/01/18	300,000	339,914
Kroger Co.,
6.900%, due 04/15/38	650,000	864,936
Liberty Mutual Group, Inc.,
4.250%, due 06/15/23[1]	1,000,000	1,030,479
Life Technologies Corp.,
6.000%, due 03/01/20	135,000	154,233
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39[1]	275,000	443,712
MetLife, Inc.,
6.400%, due 12/15/36	1,460,000	1,627,900
Midstates Petroleum Co., Inc.,
10.750%, due 10/01/20	450,000	238,500
Morgan Stanley,
4.100%, due 05/22/23	1,000,000	1,012,438
Series F,
5.625%, due 09/23/19	1,175,000	1,326,333
Motorola Solutions, Inc.,
3.500%, due 03/01/23	350,000	344,522
NextEra Energy Capital Holdings, Inc.,
6.650%, due 06/15/67[2]	200,000	202,000
ONEOK Partners LP,
8.625%, due 03/01/19	215,000	259,789
Phillips 66,
4.300%, due 04/01/22	225,000	237,530
PNC Financial Services Group, Inc.,
4.451%, due 02/02/15[2,3]	1,000,000	1,000,000
Series R,
4.850%, due 06/01/23[2,3]	1,000,000	943,833

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2014 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (concluded)
United States — (concluded)
PNC Preferred Funding Trust I,
1.891%, due 03/15/17[1,2,3]	$1,200,000	$1,128,000
Prudential Financial, Inc.,
5.200%, due 03/15/44[2]	2,305,000	2,281,950
5.875%, due 09/15/42[2]	300,000	316,500
Series B,
5.750%, due 07/15/33	40,000	48,709
QVC, Inc.,
4.450%, due 02/15/25	310,000	302,983
Reynolds American, Inc.,
6.150%, due 09/15/43	100,000	115,967
7.250%, due 06/15/37	1,325,000	1,701,941
Southern Copper Corp.,
3.500%, due 11/08/22	800,000	758,692
6.750%, due 04/16/40	250,000	256,600
Southern Natural Gas Co., LLC,
8.000%, due 03/01/32	430,000	557,086
Sprint Capital Corp.,
6.875%, due 11/15/28	200,000	176,000
Starwood Hotels & Resorts Worldwide, Inc.,
3.750%, due 03/15/25	270,000	271,697
4.500%, due 10/01/34	180,000	183,585
SunTrust Bank,
7.250%, due 03/15/18	495,000	572,742
Time Warner Cable, Inc.,
7.300%, due 07/01/38	600,000	827,313
8.750%, due 02/14/19	910,000	1,126,446
Transocean, Inc.,
6.800%, due 03/15/38	835,000	715,517
Valero Energy Corp.,
7.500%, due 04/15/32	965,000	1,212,616
Wells Fargo Capital X,
5.950%, due 12/15/36	1,475,000	1,500,813
Williams Cos., Inc.,
8.750%, due 03/15/32	177,000	206,571
Williams Partners LP,
6.300%, due 04/15/40	1,025,000	1,146,638
Wyndham Worldwide Corp.,
3.900%, due 03/01/23	1,210,000	1,193,830
Xerox Corp.,
6.350%, due 05/15/18	540,000	610,589
XLIT Ltd.,
Series E,
6.500%, due 04/15/17[2,3]	1,690,000	1,613,950

Total United States corporate bonds		75,972,107

Total corporate bonds (cost $105,491,538)		109,269,725

Asset-backed securities: 0.47%
United States: 0.47%
Capital Auto Receivables Asset Trust,
Series 2014-1, Class D,
3.390%, due 07/22/19	375,000	381,464

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2014 (unaudited)

	Face amount	Value
Bonds — (continued)
Asset-backed securities — (concluded)
United States — (concluded)
Continental Airlines Pass Through Trust,
Series 2009-2, Class A,
7.250%, due 11/10/19	$232,395	$268,417

Total asset-backed securities (cost $607,338)		649,881

Collateralized debt obligations: 3.94%
United States: 3.94%
Avery Point IV CLO Ltd.,
Series 2014-1A, Class C,
3.334%, due 04/25/26[1,2]	450,000	441,868
Babson CLO Ltd.,
Series 2014-3A, Class C1,
3.232%, due 01/15/26[1,2]	300,000	292,350
CIFC Funding Ltd.,
Series 2014-1A, Class C,
3.031%, due 04/18/25[1,2]	750,000	718,875
Dryden Senior Loan Fund,
Series 2014-31A, Class C,
3.081%, due 04/18/26[1,2]	800,000	772,000
Galaxy XVIII CLO Ltd.,
Series 2014-18A, Class C1,
3.234%, due 10/15/26[1,2]	550,000	532,125
Goldentree Loan Opportunities VIII Ltd.,
Series 2014-8A, Class D,
3.851%, due 04/19/26[1,2]	550,000	529,980
Halcyon Loan Advisors Funding Ltd.,
Series 2014-1A, Class C,
3.231%, due 04/18/26[1,2]	850,000	813,652
JFIN CLO Ltd.,
Series 2014-1A, Class C,
3.231%, due 04/20/25[1,2]	450,000	429,390
Octagon Investment Partners XIX CLO Ltd.,
Series 2014-1A, Class C,
3.081%, due 04/15/26[1,2]	420,000	404,200
OZLM VIII Ltd.,
Series 2014-8A, Class B,
3.275%, due 10/17/26[1,2]	550,000	530,884

Total collateralized debt obligations (cost $5,587,764)		5,465,324

Commercial mortgage-backed securities: 6.95%
United States: 6.95%
Americold 2010 LLC Trust,
Series 2010-ARTA, Class C,
6.811%, due 01/14/29[1]	250,000	289,610
Series 2010-ARTA, Class D,
7.443%, due 01/14/29[1]	440,000	498,438
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class E,
2.761%, due 09/15/26[1,2]	1,000,000	1,003,486

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2014 (unaudited)

	Face amount	Value
Bonds — (continued)
Commercial mortgage-backed securities — (concluded)
United States — (concluded)
Boca Hotel Portfolio Trust,
Series 2013-BOCA, Class D,
3.211%, due 08/15/26[1,2]	$1,000,000	$999,394
Commercial Mortgage Loan Trust,
Series 2014-CR14, Class C,
4.610%, due 02/10/47[2]	250,000	262,620
Series 2014-CR17, Class C,
4.736%, due 05/10/47[2]	800,000	844,622
Series 2013-LC13, Class C,
5.048%, due 08/10/46[1,2]	500,000	545,586
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D,
4.061%, due 07/15/31[1,2]	500,000	499,165
Series 2014-GC18, Class C,
4.948%, due 01/10/47[2]	300,000	320,124
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-JWRZ, Class D,
3.151%, due 04/15/30[1,2]	500,000	500,188
Madison Avenue Trust,
Series 2013-650M, Class D,
4.034%, due 10/12/32[1,2]	500,000	510,529
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B,
4.464%, due 08/15/47[2]	500,000	524,860
Series 2014-C14, Class C,
4.834%, due 02/15/47[2]	700,000	752,282
Series 2013-C13, Class C,
4.895%, due 11/15/46[2]	699,000	740,373
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class E,
3.446%, due 07/13/29[1,2]	250,000	247,961
Starwood Retail Property Trust,
Series 2014-STAR, Class C,
2.661%, due 11/15/27[2]	125,000	125,547
Wells Fargo Commercial Mortgage Trust,
Series 2013-120B, Class C,
2.710%, due 03/18/28[1,2]	1,000,000	975,404

Total commercial mortgage-backed securities (cost $9,494,477)		9,640,189

Mortgage & agency debt securities: 1.93%
United States: 1.93%
Federal Home Loan Mortgage Corp. Gold Pools,
#E01127, 6.500%, due 02/01/17[5]	10,658	11,099
Federal National Mortgage Association Pools,[5]
#AE1568, 4.000%, due 09/01/40	336,194	359,228
#688066, 5.500%, due 03/01/33	74,223	84,211
#793666, 5.500%, due 09/01/34	338,700	382,040
#802481, 5.500%, due 11/01/34	69,902	78,661
#596124, 6.000%, due 11/01/28	71,894	82,618

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2014 (unaudited)

	Face amount	Value
Bonds — (concluded)
Mortgage & agency debt securities — (concluded)
United States — (concluded)
Federal National Mortgage Association REMIC, IO,[5]
Series 2013-15, Class IO,
2.500%, due 03/25/28	$3,315,700	$330,381
Series 2013-87, Class IW,
2.500%, due 06/25/28	4,931,653	489,338
Series 2013-64, Class LI,
3.000%, due 06/25/33	3,503,639	553,400
Series 2011-91, Class EI,
3.500%, due 08/25/26	2,909,173	276,211
Government National Mortgage Association Pools,
#781029, 6.500%, due 05/15/29	20,448	23,817

Total mortgage & agency debt securities (cost $2,643,687)		2,671,004

Residential mortgage-backed securities: 0.52%
United States: 0.52%
GSR Mortgage Loan Trust,
Series 2006-2F, Class 3A4,
6.000%, due 02/25/36 (Cost $819,686)	842,594	718,056

Municipal bonds: 2.69%
Illinois: 2.25%
State of Illinois, GO Bonds,
5.100%, due 06/01/33	1,350,000	1,347,125
5.665%, due 03/01/18	710,000	780,127
5.877%, due 03/01/19	885,000	980,969

		3,108,221

New Jersey: 0.15%
New Jersey State Turnpike Authority Revenue Bonds,
Series F,
7.414%, due 01/01/40	140,000	211,117

Tennessee: 0.29%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Revenue Bonds,
6.731%, due 07/01/43	300,000	403,320

Total municipal bonds (cost $3,394,025)		3,722,658

US government obligation: 1.67%
US Treasury Bond,
3.125%, due 08/15/44 (Cost $2,127,576)	$2,150,000	2,314,608

Non-US government obligation: 0.91%
Brazil: 0.91%
Federative Republic of Brazil,
5.000%, due 01/27/45 (Cost $1,264,097)	1,290,000	1,264,200

Total bonds (cost $131,430,188)		135,715,645

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2014 (unaudited)

	Shares	Value
Common stock: 0.04%
United States: 0.04%
WMI Holdings Corp.* (cost $14,157)	25,741	$52,769

Preferred stocks: 0.10%
United States: 0.10%
Ally Financial, Inc.
7.000%, due on 02/2/15[1,3]	42	41,983
JPMorgan Chase & Co.
5.450%, due on 03/1/18[3]	4,000	94,800

Total preferred stocks (cost $136,713)		136,783

Short-term investment: 0.24%
Investment company: 0.24%
UBS Cash Management Prime Relationship Fund[6] (cost $333,265)	333,265	333,265

Total investments: 98.30% (cost $131,914,323)[7]		136,238,462
Cash and other assets, less liabilities — 1.70%		2,357,724

Net assets — 100.00%		$138,596,186

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2014 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$6,523,405
Gross unrealized depreciation	(2,199,266)

Net unrealized appreciation	$4,324,139

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation
JPMCB	GBP	327,000	USD	512,276	03/11/15	$2,876
JPMCB	USD	508,444	GBP	327,000	03/11/15	956
Net unrealized appreciation on forward foreign currency contracts						$3,832

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 43 contracts (USD)	March 2015	$6,178,625	$6,216,187	$37,562
US Ultra Bond, 3 contracts (USD)	March 2015	485,348	495,562	10,214
10 Year US Treasury Notes, 105 contracts (USD)	March 2015	13,251,427	13,313,672	62,245
US Treasury futures sell contracts:
US Long Bond, 107 contracts (USD)	March 2015	(15,090,193)	(15,468,188)	(377,995)
5 Year US Treasury Notes, 219 contracts (USD)	March 2015	(25,990,118)	(26,045,601)	(55,483)
10 Year US Treasury Notes, 108 contracts (USD)	March 2015	(13,622,649)	(13,694,062)	(71,413)
Interest rate futures sell contracts:
90 Day Euro-Dollar Time Deposit, 286 contracts (USD)	September 2016	(70,248,244)	(70,309,525)	(61,281)
Net unrealized depreciation on futures contracts				$(456,151)

Credit default swaps on credit indices — sell protection8

Counterparty	Referenced Index[9]	Notional amount		Termination date	Payments received by the Fund[10]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[11]
BOA	CMBX.NA.BB. Series 6 Index	USD	1,400,000	05/11/63	5.000%	$25,312	$5,888	$31,200	4.92%
BOA	CMBX.NA.BBB. Series 6 Index	USD	7,000,000	05/11/63	3.000	(161,194)	21,437	(139,757)	2.94
BOA	CMBX.NA.BB. Series 6 Index	USD	1,400,000	05/11/63	5.000	(3,694)	5,888	2,194	4.92

						$(139,576)	$33,213	$(106,363)

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2014 (unaudited)

Credit default swaps on corporate and sovereign issues — buy protection12

Counterparty	Referenced obligation[9]	Notional amount		Termination date	Payments made by the Fund[10]	Upfront payments received	Value	Unrealized depreciation
JPMCB	Boston Scientific Corp. bond, 2.650%, due 10/01/18	USD	2,800,000	12/20/19	1.000%	$35,750	$(50,268)	$(14,518)

Centrally cleared credit default swaps on credit indices — buy protection[12]

Referenced index[9]	Notional amount		Termination date	Payments made by the Fund[10]	Value	Unrealized depreciation
CDX.NA.IG. Series 23 Index	USD	28,200,000	12/20/19	1.000%	$(458,723)	$(19,185)

Options written

	Expiration date	Premiums received	Value
Options written on credit default swaps on credit indices[13]
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 23 Index and Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 12/20/19. European style. Counterparty: JPMCB, Notional Amount USD 7,000,000.	March 2015	$35,000	$(27,031)

Written options activity for the period ended December 31, 2014 was as follows:

	Number of contracts	Premiums received
Options outstanding at September 30, 2014	566	$192,581
Options written	778	177,784
Options terminated in closing purchase transactions	(1,344)	(370,365)
Options expired prior to exercise	—	—

Options outstanding at December 31, 2014	—	$—

Written swaptions activity for the period ended December 31, 2014 was as follows:

Premiums received
Swaptions outstanding at September 30, 2014	$17,325
Swaptions written	41,554
Swaptions terminated in closing purchase transactions	(23,879)
Swaptions expired prior to exercise	—

Swaptions outstanding at December 31, 2014	$35,000

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2014 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$109,269,725	$—	$109,269,725
Asset-backed securities	—	649,881	—	649,881
Collateralized debt obligations	—	4,640,849	824,475	5,465,324
Commercial mortgage-backed securities	—	9,640,189	—	9,640,189
Mortgage & agency debt securities	—	2,671,004	—	2,671,004
Residential mortgage-backed securities	—	718,056	—	718,056
Municipal bonds	—	3,722,658	—	3,722,658
US government obligation	—	2,314,608	—	2,314,608
Non-US government obligation	—	1,264,200	—	1,264,200
Common stock	52,769	—	—	52,769
Preferred stocks	94,800	41,983	—	136,783
Short-term investment	—	333,265	—	333,265
Forward foreign currency contracts	—	3,832	—	3,832
Futures contracts	110,021	—	—	110,021
Swap agreements	—	33,213	—	33,213
Total	$257,590	$135,303,463	$824,475	$136,385,528

Liabilities
Futures contracts	$(566,172)	$—	$—	$(566,172)
Swap agreements	—	(508,991)	—	(508,991)
Options written	—	(27,031)	—	(27,031)
Total	$(566,172)	$(536,022)	$—	$(1,102,194)

At December 31, 2014, there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period.

	Collateralized debt obligations	Total
Assets
Beginning balance	$1,803,750	$1,803,750
Purchases	292,350	292,350
Issuances	—	—
	—	—
Accrued discounts (premiums)	—	—
Total realized gain	—	—
Change in net unrealized appreciation/depreciation	(6,765)	(6,765)
Transfers into Level 3	532,125	532,125
Transfers out of Level 3	(1,796,985)	(1,796,985)
Ending balance	$824,475	$824,475

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at December 31, 2014 was $(6,765).

Fort Dearborn Income Securities, Inc.

Portfolio of investments — December 31, 2014 (unaudited)

Portfolio footnotes

*	Non-income producing security.
[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the value of these securities amounted to $31,554,278 or 22.77% of net assets.

[2]	Variable or floating rate security — The interest rate shown is the current rate as of December 31, 2014 and changes periodically.
[3]	Perpetual investment. Date shown reflects the next call date.
[4]

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2014, the value of this security amounted to $421,468 or 0.30% of net assets.

[5]

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[6]	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 09/30/14	Purchases during the three months ended 12/31/14	Sales during the three months ended 12/31/14	Value 12/31/14	Net income earned from affiliate for the three months ended 12/31/14
UBS Cash Management Prime Relationship Fund	$2,708,315	$5,443,689	$7,818,739	$333,265	$216

[7]

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable investments. A evaluation investments system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also maybe valued based on appraisals derived from information concerning the investments or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Fund. If a market value is not available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Certain investments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m. Eastern Time. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in nonregistered investment companies are also valued at the daily net asset value.

[8]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the underlying securities comprising the referenced index.

[9]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.

[10]	Payments made or received are based on the notional amount.
[11]

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

[12]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[13]	Illiquid investment as of December 31, 2014.

Portfolio acronyms
BAMLL	Bank of America Merrill Lynch
CLO	Collateralized Loan Obligations
GO	General Obligation
GS	Goldman Sachs
GSR	Goldman Sachs Residential
IO	Interest only — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Counterparty abbreviations
BOA	Bank of America
JPMCB	JPMorgan Chase Bank

Currency abbreviations
GBP	Great Britain Pound
USD	United States Dollar

The Fund’s Board of Directors (the “Board”) has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit” down price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US Generally Accepted Accounting Principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated September 30, 2014.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Fort Dearborn Income Securities, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: February 27, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President, Treasurer and Principal Accounting Officer

Date: February 27, 2015